Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss	Set out below is an overview of financial assets, liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated. The table indicates whether financial assets and liabilities fulfill the definition of security investments. Security Investments are debt instruments under our asset management policy that generate a return individually and independently of our core operating activities.

December 31, 2025

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	6.3	—	6.3	—	6.3	—	6.3
Other funds	Yes	FVTPL	199.9	—	199.9	—	199.9	—	199.9
Deposits	Yes	AC	3,358.5	100.0	3,458.5	—	—	—	3,458.5
Commercial Paper	Yes	AC	570.2	—	570.2	—	—	—	570.2
Bonds	Yes	AC	2,135.7	2,301.7	4,437.4	—	—	—	4,437.4
Repos	Yes	AC	894.2	—	894.2	—	—	—	894.2
Non-listed equity investments	No	FVTOCI	—	0.6	0.6	—	—	0.6	0.6
Listed equity investments	No	FVTOCI	—	82.2	82.2	82.2	—	—	82.2
Trade and other receivables	No	AC	924.2	—	924.2	—	—	—	924.2
Reimbursement asset	No	AC	36.2	—	36.2	—	—	—	36.2
Other financial assets	No	AC	0.8	23.1	23.9	—	—	—	23.9
Other financial assets	No	FVTPL	—	46.6	46.6	—	—	46.6	46.6
Subtotal			8,126.0	2,554.2	10,680.2	82.2	206.2	47.2	10,680.2
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	827.2	—	827.2	—	—	—	827.2
Money market funds	Yes	FVTPL	5,063.3	—	5,063.3	5,063.3	—	—	5,063.3
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	1,784.9	—	1,784.9	—	—	—	1,784.9
Subtotal			7,675.4	—	7,675.4	5,063.3	—	—	7,675.4
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	No	FVTPL	43.4	77.2	120.6	—	—	120.6	120.6
Loans and borrowings	No	AC	7.2	29.9	37.1	—	—	—	37.1
Trade payables and other payables	No	AC	534.9	—	534.9	—	—	—	534.9
Other financial liabilities	No	AC	307.9	17.7	325.6	—	—	—	325.6
Lease liabilities	No	n/a	45.0	185.3	230.3	—	—	—	230.3
Subtotal			938.8	310.1	1,248.9	—	0.4	120.6	1,248.9
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2024

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	11.9	—	11.9	—	11.9	—	11.9
Deposits	Yes	AC	1,643.0	—	1,643.0	—	—	—	1,643.0
Commercial Paper	Yes	AC	918.3	—	918.3	—	—	—	918.3
Bonds	Yes	AC	3,521.1	1,061.1	4,582.2	—	—	—	4,582.2
Repos	Yes	AC	453.8	—	453.8	—	—	—	453.8
Non-listed equity investments	No	FVTOCI	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	No	FVTOCI	—	92.7	92.7	92.7	—	—	92.7
Trade and other receivables	No	AC	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	No	AC	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	No	AC	—	18.2	18.2	—	—	—	18.2
Other financial assets	No	FVTPL	—	39.6	39.6	—	—	39.6	39.6
Subtotal			8,485.6	1,254.0	9,739.6	92.7	11.9	41.1	9,739.6
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	450.0	—	450.0	—	—	—	450.0
Money market funds	Yes	FVTPL	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	2,364.4	—	2,364.4	—	—	—	2,364.4
Subtotal			9,761.9	—	9,761.9	6,947.5	—	—	9,761.9
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	No	FVTPL	0.9	46.9	47.8	—	—	47.8	47.8
Trade payables and other payables	No	AC	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	No	AC	1,426.2	—	1,426.2	—	—	—	1,426.2
Lease liabilities	No	n/a	39.5	214.7	254.2	—	—	—	254.2
Subtotal			1,909.6	261.6	2,171.2	—	16.3	47.8	2,171.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2025

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	7.2	24.5	5.4	37.1
Trade and other payables	534.9	—	—	534.9
Lease liabilities	53.1	144.0	64.0	261.1
Contingent consideration	51.3	47.0	50.0	148.3
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	307.9	19.6	—	327.5
Total	954.8	235.1	119.4	1,309.3

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Trade and other payables	426.7	—	—	426.7
Lease liabilities	48.1	152.7	90.3	291.1
Contingent consideration	—	62.5	0.1	62.6
Foreign exchange forward contracts	16.3	—	—	16.3
Other financial liabilities	1,426.2	—	—	1,426.2
Total	1,917.3	215.2	90.4	2,222.9

Summary of Financial Liabilities at Amortized Cost	Set out below is an overview of financial assets, liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated. The table indicates whether financial assets and liabilities fulfill the definition of security investments. Security Investments are debt instruments under our asset management policy that generate a return individually and independently of our core operating activities.

December 31, 2025

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	6.3	—	6.3	—	6.3	—	6.3
Other funds	Yes	FVTPL	199.9	—	199.9	—	199.9	—	199.9
Deposits	Yes	AC	3,358.5	100.0	3,458.5	—	—	—	3,458.5
Commercial Paper	Yes	AC	570.2	—	570.2	—	—	—	570.2
Bonds	Yes	AC	2,135.7	2,301.7	4,437.4	—	—	—	4,437.4
Repos	Yes	AC	894.2	—	894.2	—	—	—	894.2
Non-listed equity investments	No	FVTOCI	—	0.6	0.6	—	—	0.6	0.6
Listed equity investments	No	FVTOCI	—	82.2	82.2	82.2	—	—	82.2
Trade and other receivables	No	AC	924.2	—	924.2	—	—	—	924.2
Reimbursement asset	No	AC	36.2	—	36.2	—	—	—	36.2
Other financial assets	No	AC	0.8	23.1	23.9	—	—	—	23.9
Other financial assets	No	FVTPL	—	46.6	46.6	—	—	46.6	46.6
Subtotal			8,126.0	2,554.2	10,680.2	82.2	206.2	47.2	10,680.2
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	827.2	—	827.2	—	—	—	827.2
Money market funds	Yes	FVTPL	5,063.3	—	5,063.3	5,063.3	—	—	5,063.3
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	1,784.9	—	1,784.9	—	—	—	1,784.9
Subtotal			7,675.4	—	7,675.4	5,063.3	—	—	7,675.4
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	No	FVTPL	43.4	77.2	120.6	—	—	120.6	120.6
Loans and borrowings	No	AC	7.2	29.9	37.1	—	—	—	37.1
Trade payables and other payables	No	AC	534.9	—	534.9	—	—	—	534.9
Other financial liabilities	No	AC	307.9	17.7	325.6	—	—	—	325.6
Lease liabilities	No	n/a	45.0	185.3	230.3	—	—	—	230.3
Subtotal			938.8	310.1	1,248.9	—	0.4	120.6	1,248.9
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2024

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	11.9	—	11.9	—	11.9	—	11.9
Deposits	Yes	AC	1,643.0	—	1,643.0	—	—	—	1,643.0
Commercial Paper	Yes	AC	918.3	—	918.3	—	—	—	918.3
Bonds	Yes	AC	3,521.1	1,061.1	4,582.2	—	—	—	4,582.2
Repos	Yes	AC	453.8	—	453.8	—	—	—	453.8
Non-listed equity investments	No	FVTOCI	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	No	FVTOCI	—	92.7	92.7	92.7	—	—	92.7
Trade and other receivables	No	AC	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	No	AC	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	No	AC	—	18.2	18.2	—	—	—	18.2
Other financial assets	No	FVTPL	—	39.6	39.6	—	—	39.6	39.6
Subtotal			8,485.6	1,254.0	9,739.6	92.7	11.9	41.1	9,739.6
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	450.0	—	450.0	—	—	—	450.0
Money market funds	Yes	FVTPL	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	2,364.4	—	2,364.4	—	—	—	2,364.4
Subtotal			9,761.9	—	9,761.9	6,947.5	—	—	9,761.9
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	No	FVTPL	0.9	46.9	47.8	—	—	47.8	47.8
Trade payables and other payables	No	AC	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	No	AC	1,426.2	—	1,426.2	—	—	—	1,426.2
Lease liabilities	No	n/a	39.5	214.7	254.2	—	—	—	254.2
Subtotal			1,909.6	261.6	2,171.2	—	16.3	47.8	2,171.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2025

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	7.2	24.5	5.4	37.1
Trade and other payables	534.9	—	—	534.9
Lease liabilities	53.1	144.0	64.0	261.1
Contingent consideration	51.3	47.0	50.0	148.3
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	307.9	19.6	—	327.5
Total	954.8	235.1	119.4	1,309.3

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Trade and other payables	426.7	—	—	426.7
Lease liabilities	48.1	152.7	90.3	291.1
Contingent consideration	—	62.5	0.1	62.6
Foreign exchange forward contracts	16.3	—	—	16.3
Other financial liabilities	1,426.2	—	—	1,426.2
Total	1,917.3	215.2	90.4	2,222.9

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income	Equity investments designated at Fair Value through OCI

(in millions €)	Fair value as of December 31, 2025	Fair value as of December 31, 2024
Investment in Autolus Therapeutics plc	56.5	75.4
Investment in Ryvu Therapeutics S.A.	12.3	17.3
Investment in Dualtiy Biologics Co. Ltd.	13.4	—
Other investments	0.6	1.5
Total	82.8	94.2

Summary of Financial Assets at Amortized Cost and at Fair Value through Profit or Loss	Set out below is an overview of financial assets, liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated. The table indicates whether financial assets and liabilities fulfill the definition of security investments. Security Investments are debt instruments under our asset management policy that generate a return individually and independently of our core operating activities.

December 31, 2025

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	6.3	—	6.3	—	6.3	—	6.3
Other funds	Yes	FVTPL	199.9	—	199.9	—	199.9	—	199.9
Deposits	Yes	AC	3,358.5	100.0	3,458.5	—	—	—	3,458.5
Commercial Paper	Yes	AC	570.2	—	570.2	—	—	—	570.2
Bonds	Yes	AC	2,135.7	2,301.7	4,437.4	—	—	—	4,437.4
Repos	Yes	AC	894.2	—	894.2	—	—	—	894.2
Non-listed equity investments	No	FVTOCI	—	0.6	0.6	—	—	0.6	0.6
Listed equity investments	No	FVTOCI	—	82.2	82.2	82.2	—	—	82.2
Trade and other receivables	No	AC	924.2	—	924.2	—	—	—	924.2
Reimbursement asset	No	AC	36.2	—	36.2	—	—	—	36.2
Other financial assets	No	AC	0.8	23.1	23.9	—	—	—	23.9
Other financial assets	No	FVTPL	—	46.6	46.6	—	—	46.6	46.6
Subtotal			8,126.0	2,554.2	10,680.2	82.2	206.2	47.2	10,680.2
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	827.2	—	827.2	—	—	—	827.2
Money market funds	Yes	FVTPL	5,063.3	—	5,063.3	5,063.3	—	—	5,063.3
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	1,784.9	—	1,784.9	—	—	—	1,784.9
Subtotal			7,675.4	—	7,675.4	5,063.3	—	—	7,675.4
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	No	FVTPL	43.4	77.2	120.6	—	—	120.6	120.6
Loans and borrowings	No	AC	7.2	29.9	37.1	—	—	—	37.1
Trade payables and other payables	No	AC	534.9	—	534.9	—	—	—	534.9
Other financial liabilities	No	AC	307.9	17.7	325.6	—	—	—	325.6
Lease liabilities	No	n/a	45.0	185.3	230.3	—	—	—	230.3
Subtotal			938.8	310.1	1,248.9	—	0.4	120.6	1,248.9
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2024

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	11.9	—	11.9	—	11.9	—	11.9
Deposits	Yes	AC	1,643.0	—	1,643.0	—	—	—	1,643.0
Commercial Paper	Yes	AC	918.3	—	918.3	—	—	—	918.3
Bonds	Yes	AC	3,521.1	1,061.1	4,582.2	—	—	—	4,582.2
Repos	Yes	AC	453.8	—	453.8	—	—	—	453.8
Non-listed equity investments	No	FVTOCI	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	No	FVTOCI	—	92.7	92.7	92.7	—	—	92.7
Trade and other receivables	No	AC	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	No	AC	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	No	AC	—	18.2	18.2	—	—	—	18.2
Other financial assets	No	FVTPL	—	39.6	39.6	—	—	39.6	39.6
Subtotal			8,485.6	1,254.0	9,739.6	92.7	11.9	41.1	9,739.6
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	450.0	—	450.0	—	—	—	450.0
Money market funds	Yes	FVTPL	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	2,364.4	—	2,364.4	—	—	—	2,364.4
Subtotal			9,761.9	—	9,761.9	6,947.5	—	—	9,761.9
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	No	FVTPL	0.9	46.9	47.8	—	—	47.8	47.8
Trade payables and other payables	No	AC	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	No	AC	1,426.2	—	1,426.2	—	—	—	1,426.2
Lease liabilities	No	n/a	39.5	214.7	254.2	—	—	—	254.2
Subtotal			1,909.6	261.6	2,171.2	—	16.3	47.8	2,171.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
Financial investments in equity investments measured at fair value through other comprehensive income comprise the following effects:

	Years ended December 31,

(in millions €)	2025	2024	2023
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	(15.9)	(146.6)	3.7
Total	(15.9)	(146.6)	3.7
During the year ended December 31, 2025, the non-listed and listed equity investments decreased by €11.4 million compared to year-end 2024 mainly due to subsequent fair value changes amounting to €15.9 million during the year ended December 31, 2025 which were partly offset by the investment in DualityBio.

Summary of Significant Unobservable Inputs (Level 3) Used for Recurring Fair Value Measurements and the Effect of the Measurements	The following table shows the recurring fair value measurement of the royalty assets included in other financial assets as well as contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

	Financial assets	Financial liabilities
(in millions €)	Other financial assets	Contingent consideration
As of January 1, 2024	—	(38.8)
Additions	43.4	—
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	(3.8)	(9.0)
As of December 31, 2024	39.6	(47.8)

As of January 1, 2025	39.6	(47.8)
Additions	—	(79.6)
Net effect on profit or loss - Other operating income / (expense)
Net change in fair value	—	11.7
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	7.0	(4.9)
As of December 31, 2025	46.6	(120.6)

Disclosure of fair value measurement of assets	The following table shows the recurring fair value measurement of the royalty assets included in other financial assets as well as contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

	Financial assets	Financial liabilities
(in millions €)	Other financial assets	Contingent consideration
As of January 1, 2024	—	(38.8)
Additions	43.4	—
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	(3.8)	(9.0)
As of December 31, 2024	39.6	(47.8)

As of January 1, 2025	39.6	(47.8)
Additions	—	(79.6)
Net effect on profit or loss - Other operating income / (expense)
Net change in fair value	—	11.7
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	7.0	(4.9)
As of December 31, 2025	46.6	(120.6)

Summary of Significant Unobservable Inputs Used in Fair Value Measurement	The following table shows the valuation techniques used in measuring fair values for financial instruments in our consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs

Forward exchange contracts
Discounted cash flow using par method.
Expected future cash flows based on foreign
exchange forwards discounted over the
respective remaining term of the contracts using
the respective deposit interest rates and spot
rates.
n/a
Non-listed equity investments	Quantitative and qualitative factors such as actual and forecasted results, cash position and financing round valuations.	–Actual and forecasted results –Net Asset Value –Cash position –Nature and pricing indication of latest financing round
Listed equity investments	Stock prices of the listed companies and applicable exchange rates, if the listing is in a foreign currency.	n/a
Money market funds	Quoted prices on an active market.	n/a
Other funds	Quoted prices for OTC transactions	n/a
Contingent consideration	Present value of expected future payments and reflecting changes in expected achievement of underlying performance parameters and compounding effects.	–Expected future payments –Applied cost of capital
Royalty assets	Present value of expected future cash flows.	–Expected future cash flows –Applied cost of capital
The sensitivity of the fair values of contingent considerations in fair value level 3 to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Contingent consideration

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	8.2	(8.2)
Discount rate	1%	(3.5)	3.9

Summary of Carrying Amount of Monetary Assets	The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions €)	December 31, 2025	December 31, 2024
Cash and cash equivalents in U.S. dollar	541.2	617.6
Monetary assets in U.S. dollar	904.3	1,484.7
Monetary liabilities and provisions in U.S. dollar	719.5	1,858.1
Total	726.0	244.2

Summary of Effect of Changes in Foreign Exchange Rates	The following tables demonstrate the sensitivity to a reasonable, possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2025	2024	2025	2024
U.S. dollar	United States	1.1750	1.0389	1.1300	1.0824

(in millions €)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity

2025	+5%	(34.6)	(34.6)
	-5%	38.2	38.2
2024	+5%	(11.6)	(11.6)
	-5%	12.9	12.9

Summary of Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2025

(in millions €)	January 1, 2025	Cash flows	New leases and disposals	Reclassifi- cation	Additions from business combinations	Currency effects	Other	December 31, 2025
Current obligations under lease contracts	39.5	(38.9)	2.5	39.2	5.3	(1.7)	(0.9)	45.0
Non-current obligations under lease contracts	214.7	(0.7)	6.2	(39.2)	30.3	(10.2)	(15.8)	185.3
Current loans and borrowings	—	(12.2)	—	1.3	19.5	(1.4)	—	7.2
Non-current loans and borrowings	—	0.9	—	(1.3)	33.1	(2.7)	(0.1)	29.9
Total	254.2	(50.9)	8.7	—	88.2	(16.0)	(16.8)	267.4

Year ended December 31, 2024

(in millions €)	January 1, 2024	Cash flows	New leases and disposals	Reclassifi- cation	Other	December 31, 2024
Current obligations under lease contracts	28.1	(43.6)	19.4	35.6	—	39.5
Non-current obligations under lease contracts	188.6	—	56.0	(35.6)	5.7	214.7
Loans and borrowings	2.3	(2.3)	—	—	—	—
Total	219.0	(45.9)	75.4	—	5.7	254.2